STOCK-BASED COMPENSATION PLANS - Summary of fully vested and exercisable stock options and stock options expected to vest (Details 2) - Stock Options
$ / shares in Units, shares in Thousands, $ in Thousands
12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fully Vested and Exercisable, Total shares | shares	3,659
Fully Vested and Exercisable, Weighted-average exercise price | $ / shares	$ 6.68
Fully Vested and Exercisable, Aggregate intrinsic value | $	$ 3,387
Fully Vested and Exercisable, Weighted-average remaining contractual term (in years)	3 years 4 months 24 days
Expected to Vest, Total shares | shares	5,161
Expected to Vest, Weighted-average exercise price | $ / shares	$ 7.26
Expected to Vest, Aggregate intrinsic value | $	$ 3,387
Expected to Vest, Weighted-average remaining contractual term (in years)	4 years 8 months 12 days